Financial Instruments	12 Months Ended
Jul. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

11.	Financial instruments

Financial assets and liabilities are classified in the fair value hierarchy according to the lowest level of input that is significant to the fair value measurement. Assessment of the significance of a particular input to the fair value measurement requires judgement and may affect placement within the fair value hierarchy levels. The hierarchy is as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying value of cash and cash equivalents, amounts receivable, amounts payable and other liabilities and due to related party approximates fair value due to the short-term nature of the financial instruments. Cash and cash equivalents is classified as fair value through profit or loss and measured at fair value using level 1 inputs.